Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of goodwill

	DIRECTV	DIRECTV Latin America		Sports Networks, Eliminations
	U.S.	Sky Brasil	PanAmericana	and Other	Total
	(Dollars in Millions)
Balance as of January 1, 2010	$3,167	$445	$211	$341	$4,164
Foreign currency translation adjustment	—	21	—	—	21
Acquisition accounting adjustments	9	—	—	(46)	(37)
Balance as of December 31, 2010	3,176	466	211	295	4,148
Foreign currency translation adjustment	—	(52)	—	—	(52)
Acquisition accounting adjustments	1	—	—	—	1
Balance as of December 31, 2011	$3,177	$414	$211	$295	$4,097

Schedule of intangible assets, net

	Estimated Useful	December 31, 2011			December 31, 2010
	Lives (years)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
		(Dollars in Millions)
Orbital slots	Indefinite	$432	$—	$432	$432	$—	$432
Satellite rights	15	110	12	98	124	6	118
Subscriber related	5-10	402	353	49	443	317	126
Dealer network	15	130	108	22	130	99	31
Trade name and other	5-20	367	59	308	384	41	343
Distribution rights	7	—	—	—	334	310	24
Total intangible assets		$1,441	$532	$909	$1,847	$773	$1,074